Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Disclosure of changes in accounting estimates [line items]
Carrying amount of property, plant and equipment	$ 4,892.9	$ 4,524.6	[1]	$ 4,295.6	[1]
Carrying value of goodwill	76.6	317.8	[1]	295.3
Impairment loss	277.8	0.0		0.0
Gold-in-process and stockpiles	305.4	234.3
Provision for environmental rehabilitation costs	281.5	283.1		275.4
Silicosis settlement costs	31.9	0.0
Deferred taxation liability	453.9	458.6	[1]	482.2	[1]
Deferred taxation asset	72.0	48.7	[1]	54.1
Taxation payable	77.5	107.9	[1]	59.3		$ 37.8
Share-based payments	26.8	$ 14.0	[1]	$ 10.7	[1]
Increase in amortisation	$ 5.7
Dividends withholding tax percentage	20.00%
Rand [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	12.58	14.03		15.10
Average exchange rate	13.33	14.70		12.68
US Dollars [member]
Disclosure of changes in accounting estimates [line items]
Closing exchange rate	0.77	0.72		0.73
Average exchange rate	0.77	0.75		0.75
Trade And Other Receivable [Member]
Disclosure of changes in accounting estimates [line items]
Derivative financial assets	$ 25.0	$ 0.0
Trade and Other Payable [Member]
Disclosure of changes in accounting estimates [line items]
Derivative financial liabilities	$ 3.3	$ 0.0

[1]	As Restated - Refer note 40 for further details.